Goodwill and Other Intangible Assets - Summary of Activity in Goodwill by Reporting Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance	$ 1,800,310	$ 1,667,071
Accumulated impairment losses	(37,675)	(37,675)
Net balance	1,762,635	1,629,396
Acquisitions	49,723	141,828
Acquisition accounting adjustments	1,013	(3,023)
Foreign currency translation adjustment	3,480	(5,566)
Balance	1,854,526	1,800,310
Accumulated impairment losses	(37,675)	(37,675)
Net balance	1,816,851	1,762,635
Unified Communications
Goodwill [Line Items]
Balance	962,982	843,558
Net balance	962,982	843,558
Acquisitions		124,989
Acquisition accounting adjustments	970
Foreign currency translation adjustment	3,383	(5,565)
Balance	967,335	962,982
Net balance	967,335	962,982
Communication Services
Goodwill [Line Items]
Balance	837,328	823,513
Accumulated impairment losses	(37,675)	(37,675)
Net balance	799,653	785,838
Acquisitions	49,723	16,839
Acquisition accounting adjustments	43	(3,023)
Foreign currency translation adjustment	97	(1)
Balance	887,191	837,328
Accumulated impairment losses	(37,675)	(37,675)
Net balance	$ 849,516	$ 799,653